Loans (Servicing Assets) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Loans sold and serviced but owned by outside investors	$ 137,800	$ 118,100
Servicing assets	2,086	1,389	$ 753
Unamortized discount amount	$ 1,282	$ 854
Percentage of loan portfolio secured by real estate	96.00%	96.00%
SBA Servicing Assets
Financing Receivable, Impaired [Line Items]
Servicing assets	$ 779	$ 515
Discount rate used to determine fair value of mortgage servicing assets	15.00%
SBA Servicing Assets | Minimum
Financing Receivable, Impaired [Line Items]
Interest strip multiples range used to determine fair value	2.08%
Constant prepayment speeds range used to determine fair value	15.00%
SBA Servicing Assets | Maximum
Financing Receivable, Impaired [Line Items]
Interest strip multiples range used to determine fair value	3.80%
Constant prepayment speeds range used to determine fair value	18.00%
Mortgage Servicing Assets
Financing Receivable, Impaired [Line Items]
Servicing assets	$ 1,307	$ 874
Discount rate used to determine fair value of mortgage servicing assets	12.00%
Period used to determine the fair value of mortgage servicing assets	7 years